Stock option plan (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Option issued | shares			45,000	45,000
Equity value | R$		R$ (63,895)		R$ 421,425	R$ (16,289)	R$ 24,484
Exercise of options granted vesting period	3 years
Exercise of options granted period	5 years
Share-based payments | R$	R$ 4,025	7,757
Shareholders equity | R$		R$ 6,442
Options granted | shares	14,300	24,900
Options vested | shares	6,760	3,850
Options unvested | shares	7,540	21,050
Unrecognized compensation cost | R$	R$ 6,774	R$ 14,289
Estimated remaining graded period	3 years
Option contract [member]
IfrsStatementLineItems [Line Items]
Percentage of option granted	25.00%
Option Contract 1 [Member]
IfrsStatementLineItems [Line Items]
Percentage of option granted	30.00%
Option Contract 2 [Member]
IfrsStatementLineItems [Line Items]
Percentage of option granted	45.00%
Board of Directors Chairman [Member]
IfrsStatementLineItems [Line Items]
Equity value | $			$ 620,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	60.00%
Risk-free interest rate	6.90%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	5500.00%
Risk-free interest rate	8.10%